Unaudited Condensed Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	£ 4,246	£ 3,960
Property, plant and equipment	1,018	1,109
Deferred tax asset	44	46
Total non-current assets	5,308	5,115
Current assets
Prepayments, accrued income and other receivables	4,290	4,710
Current income tax receivable	9,797	8,481
Cash and cash equivalents	47,600	51,962
Total current assets	61,687	65,153
Total assets	66,995	70,268
Capital and reserves
Share capital and share premium	80,840	80,840
Other reserves	63,614	62,737
Accumulated deficit	(84,021)	(80,055)
Total equity attributable to equity holders of the Company	60,433	63,522
Non-current liabilities
Provisions	26	26
Lease liabilities	485	538
Total non-current liabilities	511	564
Current liabilities
Trade payables	2,456	2,412
Payroll taxes and social security	148	160
Lease liabilities	258	268
Accrued expenditure	3,189	3,342
Total current liabilities	6,051	6,182
Total liabilities	6,562	6,746
Total equity and liabilities	£ 66,995	£ 70,268